Equity (Details) - Schedule of Equity (Parentheticals) - Ordinary shares [member] - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity [Abstract]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	34,154,062	34,154,062
Common stock, shares outstanding	34,154,062	34,154,062